SEGMENT AND GEOGRAPHIC INFORMATION - Sales by Type of Products (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of products and services [line items]
Revenue from contracts with customers	$ 39,184	$ 33,330
Flat products
Disclosure of products and services [line items]
Revenue from contracts with customers	24,136	21,360
Long products
Disclosure of products and services [line items]
Revenue from contracts with customers	8,160	6,274
Tubular products
Disclosure of products and services [line items]
Revenue from contracts with customers	1,104	873
Mining products
Disclosure of products and services [line items]
Revenue from contracts with customers	525	548
Others
Disclosure of products and services [line items]
Revenue from contracts with customers	$ 5,259	$ 4,275